Other income (Tables)	12 Months Ended
Jun. 30, 2025
Other Income
Schedule of Other income

	2025	2025	2024
	US$	S$	S$

Government grant	60,510	76,962	19,600
Interest income	63,959	81,350	-
Service income	27,518	35,000	-
Other income	1,225,864	1,559,177	385,688
Reversal of ECL	-	-	55,741
	1,377,851	1,752,489	461,029